advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
advance billings and customer deposits
Gross contract liabilities	$ 942		$ 879
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(127)		(126)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(15)		(14)
Contract liabilities	$ 800	$ 736	$ 739